Note 17 - Deferred Income Tax and Social Contribution - Applied Rates (Details)	12 Months Ended
	Dec. 31, 2020
CANADA
Statement Line Items [Line Items]
Applied rates	26.50%
Bottom of range [member] | Central America and the Caribbean [member]
Statement Line Items [Line Items]
Applied rates	15.00%
Bottom of range [member] | Latin America, south [member]
Statement Line Items [Line Items]
Applied rates	10.00%	[1]
Top of range [member] | Central America and the Caribbean [member]
Statement Line Items [Line Items]
Applied rates	27.00%
Top of range [member] | Latin America, south [member]
Statement Line Items [Line Items]
Applied rates	30.00%	[1]

[1]	Amendments to Argentine tax legislation approved on December 29, 2017 affected the Company beginning in October 2018 reducing the income tax rate for the first two years from 35% to 30% and, in subsequent years, to 25%. Further, new amendments to the Argentine tax legislation approved on December 23, 2019 postponed for one year the application of the income tax rate of 25%, and extended for a third year the application of the 30% rate.